UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2010

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2010 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Security	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—10.2%
Advance Auto Parts Inc	39,600	$2,573,208
Amazon.com Inc (a)	30,700	5,069,798
American Eagle Outfitters Inc	1,004	16,074
AutoZone Inc (a)	25,100	5,964,513
Autoliv Inc	21,500	1,532,950
Best Buy Co Inc	1,029	44,226
Big Lots Inc (a)	121,000	3,795,770
Coach Inc	229,759	11,487,950
Comcast Corp Cl A	4,657	95,841
DIRECTV Cl A (a)	201,000	8,735,460
DR Horton Inc	1,960	20,462
Family Dollar Stores	44,100	2,036,097
Gap Inc/The	91,697	1,743,160
Home Depot Inc	2,974	91,837
Honda Motor Co Ltd ADR	67,700	2,439,231
JC Penney Co Inc	1,024	31,928
Johnson Controls Inc	1,826	64,129
Liz Claiborne Inc (a)	1,625	9,945
Lowe’s Cos Inc	2,876	61,345
Ltd Brands Inc	175,516	5,158,415
McDonald’s Corp	1,593	123,888
Meredith Corp	727	24,682
NIKE Inc Cl B	760	61,894
Nordstrom Inc	687	26,456
Priceline.com Inc (a)	5,900	2,223,179
Pulte Group Inc (a)	2,755	21,627
Radio One Inc Cl A (a)	11,412	13,352
Ross Stores Inc	108,100	6,376,819
Scholastic Corp	665	19,584
Stanley Black & Decker Inc	765	47,407
Staples Inc	2,258	46,221
Starbucks Corp	1,566	44,600
TJX Cos Inc	147,600	6,773,364
Target Corp	1,221	63,419
Tiffany & Co	692	36,676
Timberland Co/The Cl A (a)	671	14,078
Time Warner Cable Inc	895	51,794
Time Warner Inc	2,468	80,235
VF Corp	761	63,346
Viacom Inc Cl B	1,744	67,301
Walt Disney Co/The	3,444	124,363
Washington Post Co/The Cl B	65	26,140
Whirlpool Corp	30,028	2,277,023

		69,579,787

Consumer Staples—10.8%
Avon Products Inc	2,521	76,765
Coca-Cola Co/The	38,287	2,347,759
Colgate-Palmolive Co	2,116	163,186

Costco Wholesale Corp	1,890	118,635
Dr Pepper Snapple Group Inc	341,500	12,481,825
Energizer Holdings Inc (a)	70,300	5,257,034
Estee Lauder Cos Inc/The Cl A	87,200	6,206,024
Hansen Natural Corporation (a)	235,000	12,034,350
Hershey Co/The	1,880	93,041
Kimberly-Clark Corp	236,027	14,949,950
Kraft Foods Inc Cl A	4,232	136,567
Kroger Co	251,500	5,533,000
PepsiCo Inc/NC	3,323	216,992
Procter & Gamble Co/The	33,362	2,120,822
Safeway Inc	355,100	8,131,790
Sara Lee Corp	93,100	1,334,123
Whole Foods Market Inc (a)	67,896	2,698,866

		73,900,729

Energy—10.1%
Anadarko Petroleum Corp	26,669	1,642,010
Apache Corp	199,093	20,112,375
Chesapeake Energy Corp	373,800	8,111,460
Cimarex Energy Co	91,300	7,007,275
Devon Energy Corp	115,483	7,508,705
EOG Resources Inc	1,792	171,530
National Oilwell Varco Inc	140,500	7,553,280
Pioneer Natural Resources Co	207,400	14,476,520
Southwestern Energy Co (a)	66,800	2,261,180

		68,844,335

Financials—17.0%
Affiliated Managers Group (a)	17,100	1,463,931
American Express Co	37,792	1,566,856
American Financial Group Inc/OH	201,800	6,171,044
Annaly Capital Management Inc	183,400	3,248,014
Apartment Investment & Management Co Cl A	126,600	2,951,046
Bank of Montreal	26,200	1,550,733
Bank of Nova Scotia	25,100	1,348,484
BNP Paribas ADR	36,100	1,321,260
Canadian Imperial Bank of Commerce	37,200	2,859,823
CB Richard Ellis Group Inc A (a)	276,800	5,079,280
Chubb Corp	219,600	12,741,192
Comerica Inc	69,100	2,472,398
Discover Financial Services	139,300	2,458,645
Fifth Third Bancorp	145,700	1,829,992
Goldman Sachs Group Inc/The	11,194	1,801,674
Hudson City Bancorp Inc	163,100	1,900,115
ING Groep N.V. Sponsored ADR (a)	118,900	1,281,742
IntercontinentalExchange Inc (a)	69,300	7,960,491
JPMorgan Chase & Co	561,068	21,112,989
MetLife Inc	221,400	8,929,062
NYSE Euronext	5,555	170,205
Orix Sponsored ADR	78,500	3,551,340
PNC Financial Services Group Inc	78,300	4,220,370
Popular Inc (a)	11,219	30,628
Prudential Financial Inc	86,100	4,527,138
Reinsurance Group of America Inc	75,600	3,785,292
SL Green Realty Corp	21,800	1,432,696

Toronto Dominion Bank	35,500	2,563,100
Travelers Cos Inc/the	82,200	4,537,440
US Bancorp	63,920	1,545,586

		116,412,566

Health Care—12.7%
Allergan Inc/United States	48,700	3,526,367
Amgen Inc (a)	213,511	12,210,694
Becton Dickinson and Co	4,926	372,012
Biogen Idec Inc (a)	217,000	13,608,070
Celgene Corp (a)	99,700	6,188,379
Endo Pharmaceuticals Holdings Inc (a)	43,800	1,609,212
Gilead Sciences Inc (a)	320,810	12,726,533
Intuitive Surgical Inc (a)	23,700	6,231,915
Johnson & Johnson	253,094	16,114,494
King Pharmaceuticals Inc (a)	95,100	1,344,714
Laboratory Corp Of America Holdings (a)	36,800	2,992,576
McKesson Corp	69,800	4,605,404
Novo Nordisk A/s Spons ADR	14,400	1,509,120
Valeant Pharmaceuticals International Inc	48,200	1,330,802
Varian Medical Systems Inc (a)	33,300	2,105,226

		86,475,518

Industrials—8.1%
3M Co	239,603	20,179,364
Cooper Industries PLC Cl A	2,088	109,453
Cummins Inc	73,079	6,438,260
Emerson Electric Co	44,914	2,465,779
Herman Miller Inc	3,748	72,074
Illinois Tool Works Inc	3,296	150,627
Interface Inc Cl A	3,236	46,566
JetBlue Airways Corp (a)	10,479	73,143
Koninklijke Philips Electronics NV ADR	48,500	1,476,825
RR Donnelley & Sons Co	415,809	7,671,676
Ryder System Inc	96,600	4,226,250
Southwest Airlines Co	5,177	71,236
Timken Co	50,400	2,087,568
United Parcel Service Inc Cl B	4,887	329,091
WW Grainger Inc	80,400	9,972,012

		55,369,924

Information Technology—19.9%
Agilent Technologies Inc (a)	2,455	85,434
Altera Corp	197,700	6,170,217
Apple Inc (a)	100,876	30,350,561
Applied Materials Inc	7,320	90,475
Cisco Systems Inc (a)	9,612	219,442
Dell Inc (a)	4,185	60,180
eBay Inc (a)	2,376	70,829
EMC Corp/Massachusetts (a)	5,585	117,341
First Solar Inc (a)	272	37,449
Google Inc Cl A (a)	382	234,162
Hewlett-Packard Co	4,013	168,787
Intel Corp	1,004,413	20,158,569
International Business Machines Corp	163,151	23,428,484
Intuit Inc (a)	97,500	4,680,000

Juniper Networks Inc (a)	1,863	60,343
Kyocera Corp ADR	15,200	1,515,896
Lexmark International Inc Cl A (a)	52,500	1,996,575
Microsoft Corp	1,056,078	28,133,917
Motorola Inc (a)	4,898	39,919
Netapp Inc (a)	53,300	2,838,225
Power Integrations Inc	696	23,775
QUALCOMM Inc	2,729	123,160
Red Hat Inc (a)	54,900	2,320,074
Research In Motion Ltd (a)	197,700	11,259,015
SanDisk Corp (a)	45,900	1,724,922
SunPower Corp Cl A (a)	1,168	15,932
Texas Instruments Inc	4,254	125,791
Xerox Corp	3,908	45,724
Yahoo! Inc (a)	3,441	56,811

		136,152,009

Materials—1.9%
International Paper Co	105,013	2,654,729
Lubrizol Corp	64,000	6,559,360
MeadWestvaco Corp	3,553	91,419
Nucor Corp	1,442	55,113
Titanium Metals Corp (a)	197,300	3,878,918

		13,239,539

Telecommunication Services—5.4%
AT&T Inc	860,859	24,534,482
BT Group PLC ADR	113,200	2,793,776
BCE Inc	119,900	4,017,849
Frontier Communications Corp	2,076	18,227
Rogers Communications Inc Cl B	37,600	1,373,050
Sprint Nextel Corp (a)	7,259	29,907
Telecom New Zealand Sp ADR	254,900	1,993,318
Telus Corporation	36,300	1,612,382
Verizon Communications Inc	8,649	280,833

		36,653,824

Utilities—3.5%
Calpine Corp (a)	139,100	1,738,750
Cia Saneamento Basico De ADR	62,800	2,886,288
Integrys Energy Group Inc	278,500	14,813,415
NV Energy Inc	335,600	4,584,296

		24,022,749

Total Common Stocks—99.6% (Cost $565,184,721) (b)		680,650,980

Other Assets, less liabilities—0.4%		2,796,653

Net Assets—100.0%		$683,447,633

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $566,535,824. The aggregate gross unrealized appreciation is $119,955,088 and the aggregate gross unrealized depreciation is $5,839,932, resulting in net unrealized appreciation of $114,115,156.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Country/ Security	Industry	Shares	Value
Common Stocks—97.5%
Australia—4.9%
Bendigo and Adelaide Bank Ltd	Banks	75,861	$672,948
Bluescope Steel Ltd	Materials	60,428	118,168
CFS Retail Property Trust	Real Estate	165,478	301,695
Commonwealth Property Office Fund	Real Estate	609,994	547,093
Fairfax Media Ltd	Media	265,452	377,284
National Australia Bank Ltd	Banks	35,590	888,180
OneSteel Ltd	Materials	595,094	1,574,940
Suncorp-Metway Ltd	Insurance	166,123	1,498,071
Westpac Banking Corp	Banks	6,191	137,753

			6,116,132

Austria—1.2%
EVN AG	Utilities	33,467	530,745
OMV AG	Energy	19,936	743,850
Voestalpine AG	Materials	5,285	209,240

			1,483,835

Belgium—1.4%
AGFA-Gevaert NV (a)	Health Care Equipment & Services	9,064	52,787
Bekaert SA	Capital Goods	619	188,373
D’ieteren SA	Retailing	200	108,829
Delhaize Group SA	Food & Staples Retailing	5,715	398,673
Umicore	Materials	21,035	988,780

			1,737,442

Brazil—0.3%
Banco do Brasil SA	Banks	19,500	380,426

			380,426

China—1.4%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	639,920	520,864
Hopson Development Holdings Ltd (a)	Real Estate	257,357	287,159
Soho China Ltd	Real Estate	1,114,066	947,034

			1,755,057

Denmark—2.4%
Danisco A/S	Food & Beverage	22,418	1,930,587
Danske Bank A/S Bearer Shares (a)	Banks	4,605	122,319
Novo Nordisk A/S B Shares	Pharma, Biotech & Life Sciences	9,220	969,305

			3,022,211

Finland—0.4%
Metso OYJ	Capital Goods	10,271	486,372
YIT OYJ	Capital Goods	1,535	37,059

			523,431

France—8.6%
BNP Paribas	Banks	27,174	1,984,769
Euler Hermes SA (a)	Insurance	2,945	276,909
Legrand SA	Capital Goods	31,079	1,198,277

Natixis (a)	Banks	165,809	1,015,628
Peugeot SA (a)	Automobiles & Components	7,903	314,153
PPR SA	Retailing	1,088	178,139
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	42,447	2,960,475
Schneider Electric SA	Capital Goods	5,776	818,863
Vivendi SA	Media	61,963	1,765,079
Wendel	Capital Goods	4,341	335,949

			10,848,241

Germany—8.5%
Allianz SE	Insurance	6,679	835,854
Bayerische Motoren Werke AG	Automobiles & Components	24,480	1,752,616
Commerzbank AG (a)	Banks	71,478	643,274
Continental AG (a)	Automobiles & Components	3,957	343,300
Deutsche Telekom AG	Telecommunication Services	116,720	1,688,806
Hannover Rueckversicherung AG	Insurance	14,386	726,822
Henkel AG & Co KGaA	Household & Personal Products	32,084	1,889,875
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	117,345	922,482
Linde AG	Materials	1,283	184,476
Merck KGaA	Pharma, Biotech & Life Sciences	18,751	1,559,812
Suedzucker AG	Food & Beverage	6,168	145,739

			10,693,056

Greece—0.3%
Coca Cola Hellenic Bottling Co SA	Food & Beverage	12,167	314,543

			314,543

Hong Kong—3.4%
Great Eagle Holdings Ltd	Real Estate	61,019	182,609
Guoco Group Ltd	Diversified Financials	64,000	782,632
Jardine Matheson Holdings Ltd	Capital Goods	16,296	733,320
Jardine Strategic Holdings Ltd	Capital Goods	36,459	953,767
New World Development Ltd	Real Estate	59,323	116,927
Swire Pacific Ltd Cl A	Real Estate	29,966	424,425
Wheelock & Co Ltd	Real Estate	296,471	1,042,121

			4,235,801

India—0.4%
Bajaj Holdings and Investment Ltd	Diversified Financials	6,616	130,183
Punjab National Bank Ltd	Banks	12,126	351,838

			482,021

Ireland—0.4%
Anglo Irish Bank Corp Ltd (a) ( c)	Banks	138,674	0
Smurfit Kappa Group PLC (a)	Materials	49,539	529,696

			529,696

Italy—4.4%
Exor SPA	Diversified Financials	30,710	788,371
Telecom Italia SpA	Telecommunication Services	1,349,823	2,067,484
Tenaris SA	Energy	115,359	2,389,029
Tenaris SA	Energy	12,749	260,836

			5,505,720

Japan—20.7%
Aeon Co Ltd	Food & Staples Retailing	139,149	1,637,657
Alps Electric Co Ltd	Technology Hardware & Equipment	62,600	560,330

Aoyama Trading Co Ltd	Retailing	38,586	627,052
Asahi Glass Co Ltd	Capital Goods	78,300	751,408
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,698,050
Brother Industries Ltd	Technology Hardware & Equipment	38,200	487,518
Central Japan Railway Co	Transportation	133	1,005,549
Fanuc Ltd	Capital Goods	4,700	679,764
FUJIFILM Holdings Corp	Technology Hardware & Equipment	67,923	2,264,100
Honda Motor Co Ltd	Automobiles & Components	43,461	1,584,667
Japan Petroleum Exploration	Energy	15,800	603,166
Kawasaki Kisen Kaisha Ltd	Transportation	35,000	136,437
Kyocera Corp	Technology Hardware & Equipment	3,746	373,437
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	17,000	218,858
Nippon Meat Packers Inc	Food & Beverage	10,000	116,201
Nishi-Nippon City Bank Ltd/The	Banks	290,000	792,055
Nissan Motor Co Ltd	Automobiles & Components	160,464	1,414,394
Nisshin Seifun Group Inc	Food & Beverage	55,000	680,074
Nitto Denko Corp	Materials	14,700	549,311
ORIX Corp	Diversified Financials	12,693	1,156,631
Osaka Gas Co Ltd	Utilities	55,000	207,573
Ricoh Co Ltd	Technology Hardware & Equipment	14,010	195,844
Seino Holdings Corp	Transportation	140,693	857,607
Seven & I Holdings Co Ltd C	Food & Staples Retailing	43,579	1,013,327
Sony Corp	Consumer Durables & Apparel	11,953	399,175
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	49,946	2,337,634
Toppan Printing Co Ltd	Commercial & Professional Services	161,451	1,298,824
Toyo Seikan Kaisha Ltd	Materials	92,598	1,578,362
Yamaguchi Financial Group Inc	Banks	20,000	181,502
Zeon Corp	Materials	77,000	634,736

			26,041,243

Netherlands—3.9%
ASML Holding NV	Semiconductors & Semiconductor Equipment	20,899	688,717
Corporate Express NV (a) ( c)	Consumer Durables & Apparel	10,034	129,003
ING Groep NV (a)	Diversified Financials	44,950	479,191
Koninklijke Ahold NV	Food & Staples Retailing	15,450	213,236
Koninklijke DSM NV	Materials	12,785	682,719
Koninklijke Philips Electronics NV	Capital Goods	50,771	1,533,413
Randstad Holding NV (a)	Commercial & Professional Services	19,147	910,145
Unilever NV	Food & Beverage	10,148	300,501

			4,936,925

New Zealand—0.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	365,640	573,265
Vector Ltd	Utilities	56,693	105,362

			678,627

Norway—1.7%
DnB NOR ASA	Banks	74,800	1,021,195
Petroleum Geo-Services ASA (a)	Energy	49,634	616,938
Telenor ASA	Telecommunication Services	35,101	562,954

			2,201,087

Poland—0.1%
Getin Holding SA (a)	Banks	45,490	170,367

			170,367

Singapore—1.3%
Jardine Cycle & Carriage Ltd	Retailing	37,690	1,144,460
SembCorp Industries Ltd	Capital Goods	133,856	473,680

			1,618,140

South Korea—1.4%
Busan Bank	Banks	10,800	134,370
GS Holdings	Energy	12,950	679,005
Industrial Bank of Korea	Banks	17,640	253,176
KT Corp	Telecommunication Services	6,260	247,006
LG Corp	Capital Goods	493	35,269
LG Electronics Inc	Consumer Durables & Apparel	1,540	135,627
SK Telecom Co Ltd	Telecommunication Services	756	114,551
Woori Finance Holdings Co Ltd	Banks	12,320	154,924

			1,753,928

Spain—3.2%
Banco Santander SA	Banks	19,976	256,296
Corp Financiera Alba	Diversified Financials	17,036	899,777
Criteria Caixacorp SA	Diversified Financials	287,404	1,620,621
Inditex SA	Retailing	14,808	1,235,105

			4,011,799

Sweden—4.1%
Atlas Copco AB A Shs	Capital Goods	67,629	1,408,118
Investor AB B Shares	Diversified Financials	67,047	1,371,000
Skandinaviska Enskilda Banken AB	Banks	131,140	1,012,200
Swedbank AB A Shares (a)	Banks	57,712	802,667
Tele2 AB B Shares	Telecommunication Services	18,230	399,691
Trelleborg AB B Shares	Capital Goods	18,427	173,010

			5,166,686

Switzerland—4.7%
Cie Financiere Richemont SA CL A	Consumer Durables & Apparel	27,296	1,362,163
Clariant AG (a)	Materials	75,447	1,276,500
Lindt & Spruengli AG Reg	Food & Beverage	6	172,344
Novartis AG	Pharma, Biotech & Life Sciences	16,775	973,069
Schindler Holding AG	Capital Goods	19,297	2,069,988

			5,854,064

Taiwan—0.7%
Advanced Semiconductor Engineering Inc	Semiconductors & Semiconductor Equipment	71,493	61,637
Compal Electronics Inc	Technology Hardware & Equipment	492,340	627,052
Lite-On Technology Corp	Technology Hardware & Equipment	146,498	193,519

			882,208

Turkey—0.6%
Turkiye Halk Bankasi AS	Banks	20,400	206,550
Turkiye Is Bankasi Cl C	Banks	62,027	279,362
Yapi ve Kredi Bankasi AS (a)	Banks	79,779	306,392

			792,304

United Kingdom—16.3%
3i Group PLC	Diversified Financials	33,615	161,016
Aggreko PLC	Commercial & Professional Services	24,770	623,736
Aviva PLC	Insurance	91,107	579,880
Barclays PLC	Banks	78,291	343,721

British Land Co PLC	Real Estate	15,933	129,788
BT Group PLC	Telecommunication Services	589,805	1,449,361
Burberry Group PLC	Consumer Durables & Apparel	69,549	1,133,077
Cookson Group PLC (a)	Capital Goods	44,798	368,859
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	59,657	1,164,585
HSBC Holdings PLC	Banks	138,938	1,441,873
Inchcape PLC (a)	Retailing	26,888	149,901
Intercontinental Hotels Group PLC	Consumer Services	16,098	310,651
International Power PLC	Utilities	385,802	2,573,991
Investec PLC	Diversified Financials	125,584	1,000,305
Legal & General Group PLC	Insurance	888,472	1,426,171
Mondi PLC	Materials	141,385	1,175,441
Next PLC	Retailing	53,373	1,949,854
Old Mutual PLC	Insurance	276,073	573,360
Rentokil Initial PLC (a)	Commercial & Professional Services	372,670	590,462
Rexam PLC	Materials	136,117	691,391
Unilever PLC	Food & Beverage	13,232	380,584
Vodafone Group PLC	Telecommunication Services	692,317	1,880,030
Wolseley PLC (a)	Capital Goods	15,059	400,389

			20,498,426

United States—0.3%
Noble Corp	Energy	10,726	370,369

			370,369

Total Common Stocks (Cost $110,286,725)			122,603,785

Preferred Stocks—1.0%

Brazil—0.4%
Cia Paranaense de Energia Pref B	Utilities	20,400	480,707

			480,707

Italy—0.1%
Exor SPA Prf	Diversified Financials	6,423	126,590

			126,590

Germany—0.5%
ProSiebenSat.1 Media AG Pref	Media	23,739	626,572

			626,572

Total Preferred Stocks (Cost $688,620)			1,233,869

Rights—0.0%

Austria—0.0%
EVN AG Rights (a) ( c)	Utilities	33,467	1,907

			1,907

Total Rights (Cost $0)			1,907

Total Investments—98.5% (Cost $110,975,345) (b)			123,839,561
Other Assets, less liabilities—1.5%			1,831,737

Net Assets—100.0%			$125,671,298

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $112,667,620. The aggregate gross unrealized appreciation is $16,212,304 and the aggregate gross unrealized depreciation is $5,040,363, resulting in net unrealized appreciation of $11,171,941.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of investments of the Domini Social Bond Fund is included on page 15 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trust’s manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$69,579,787	$—	$—	$69,579,787
Consumer Staples	73,900,729	—	—	73,900,729
Energy	68,844,335	—	—	68,844,335
Financials	116,412,566	—	—	116,412,566
Health Care	86,475,518	—	—	86,475,518
Industrials	55,369,924	—	—	55,369,924
Information Technology	136,152,009	—	—	136,152,009
Materials	13,239,539	—	—	13,239,539
Telecommunication Services	36,653,824	—	—	36,653,824
Utilities	24,022,749	—	—	24,022,749

Total	$680,650,980	$—	$—	$680,650,980

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$16,912,098	$—	$129,003	$17,041,101
Consumer Staples	9,714,206	—	—	9,714,206
Energy	5,663,193	—	—	5,663,193
Financials	31,966,021	—	—	31,966,021
Health Care	11,715,716	—	—	11,715,716
Industrials	18,068,638	—	—	18,068,638
Information Technology	6,593,494	—	—	6,593,494
Materials	10,193,759	—	—	10,193,759
Telecommunication Services	8,983,148	—	—	8,983,148
Utilities	3,898,378	—	1,907	3,900,285

Total	$123,708,651	$—	$130,910	$123,839,561

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2010	$120,919
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	9,991
Net purchases (sales)	—
Transfers in and/or out of Level Three	—

Balance as of October 31, 2010	$130,910

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2010:	$9,991

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at October 31, 2010.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund, are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2010 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 45.0%
Fannie Mae:
2.500%, 5/15/2014	2,348,000	$2,483,515
2.625%, 11/20/2014	2,515,000	2,674,821
Freddie Mac:
1.500%, 1/7/2011	11,600,000	11,630,078
1.750%, 9/10/2015	4,360,000	4,439,989
2.875%, 2/9/2015	10,185,000	10,931,427
3.750%, 3/27/2019	12,950,000	14,189,612
3.875%, 6/29/2011	5,250,000	5,376,158
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	100,968	102,971
2003-20D 1, 4.760%, 4/1/2023	282,162	304,609
2003-20E 1, 4.640%, 5/1/2023	319,081	343,583
2003-20F 1, 4.070%, 6/1/2023	256,783	268,684
2003-20G 1, 4.350%, 7/1/2023	145,277	156,115

Total U.S. Government Agency Obligations (Cost $51,142,274)		52,901,562

U.S. Government Agency Mortgage Securities — 28.0%
Fannie Mae:
13743, 6.810% VR, 11/1/2019	3,731	3,841
252120, 7.500%, 8/1/2025	19,519	22,242
387231, 5.010%, 1/1/2015	979,599	1,090,471
387621, 5.040%, 10/1/2023	393,081	419,368
463675, 4.900%, 11/1/2022	1,185,064	1,282,397
464501, 5.450%, 2/1/2025	995,346	1,047,648
465023, 4.270%, 5/1/2020	1,492,932	1,576,623
696355, 5.500%, 3/1/2033	762,014	826,258
789089, 5.500%, 8/1/2019	266,064	289,782
874332, 6.030%, 2/1/2022	1,118,287	1,233,007
889984, 6.500%, 10/1/2038	1,986,448	2,193,961
895098, 7.000%, 8/1/2036	564,653	636,494
937881, 5.500%, 6/1/2022	778,895	848,816
995346, 6.500%, 9/1/2036	914,903	1,026,203
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	9,379	10,603
1993-106 Z, 7.000%, 6/25/2013	3,179	3,372
2005-M1 A, 4.479%, 10/26/2031	88,236	91,232
Freddie Mac:
A18404, 5.500%, 2/1/2034	385,850	417,235
A30028, 6.000%, 11/1/2034	130,645	143,864
A62612, 5.500%, 6/1/2037	799,219	858,233
A69304, 5.500%, 11/1/2037	384,448	412,835
B11108, 5.500%, 11/1/2018	537,108	584,065
B11109, 4.500%, 11/1/2018	773,246	824,511
C77635, 5.500%, 2/1/2033	822,381	890,301
G06018, 6.500%, 4/1/2039	3,312,131	3,653,991
G03621, 6.500%, 11/1/2037	678,210	748,211
Ginnie Mae CMO:
2002-37 C, 5.878%, 6/16/2024	285,148	295,137

2002-9 C, 6.269%, 10/16/2027	427,197	448,770
2003-78 C, 5.297% VR, 2/16/2031	1,000,000	1,127,146
2004-6 C, 4.660%, 7/16/2033	643,750	677,122
2004-77 AB, 4.368%, 11/16/2030	533,569	575,098
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,046,795
2005-67 B, 4.751% VR, 10/16/2026	1,000,000	1,045,524
2005-87, 4.449%, 3/16/2025	372,784	379,776
2005-89, 4.811%, 5/16/2027	663,464	693,410
2006-9 B, 5.269% VR, 3/16/2037	1,000,000	1,135,775
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	5,881	7,041
2380, 8.500%, 2/20/2027	11,580	14,020
3233, 5.500%, 5/20/2017	239,566	258,959
615760, 5.500%, 8/15/2028	260,311	284,702
696471, 6.000%, 8/15/2038	541,838	595,403
696520, 6.000%, 8/15/2038	702,710	772,178
703850, 5.500%, 11/20/2038	813,157	881,500
720334, 4.500%, 7/20/2039	1,470,270	1,565,328

Total U.S. Government Agency Mortgage Securities (Cost $31,027,446)		32,939,248

Corporate Obligations — 18.3%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	741,253
Bank of Nova Scotia, 3.400%, 1/22/2015	700,000	751,883
CA Inc., 5.375%, 12/1/2019	700,000	759,599
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	806,572
Cisco Systems Inc., 4.450%, 1/15/2020	169,000	186,493
Cisco Systems Inc., 5.500%, 2/22/2016	431,000	510,926
Coca-Cola Co, 5.350%, 11/15/2017	700,000	823,141
Comcast Corporation, 4.950%, 6/15/2016	600,000	673,993
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	758,222
HSBC Bank PLC, 144A, 3.500%, 6/28/2015 (d)	1,000,000	1,060,019
IBM Corp, 5.700%, 9/14/2017	700,000	837,425
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	852,003
Johnson & Johnson, 5.550%, 8/15/2017	700,000	846,339
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	818,285
Kellogg Co., 4.250%, 3/6/2013	700,000	751,637
Kimberly-Clark, 6.125%, 8/1/2017	700,000	851,711
Kroger Co., 7.500%, 1/15/2014	700,000	829,395
NASDAQ OMX Group, 5.550%, 1/15/2020	700,000	738,676
Northern Trust Company, 5.200%, 11/9/2012	700,000	763,033
Oracle Corp., 5.750%, 4/15/2018	700,000	831,854
PACCAR Inc, 6.375%, 2/15/2012	700,000	747,347
PepsiCo Inc., 3.125%, 11/1/2020	684,000	674,691
Praxair Inc., 4.625%, 3/30/2015	647,000	728,703
Royal Bank of Canada, 2.100%, 7/29/2013	1,000,000	1,036,303
SBC Communications, 5.100%, 9/15/2014	600,000	674,174
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	766,756
Verizon Communications, 5.550%, 2/15/2016	700,000	822,945
Xerox Corporation, 6.350%, 5/15/2018	700,000	820,024

Total Corporate Obligations (Cost $19,158,123)		21,463,402

Corporate Mortgage Securities — 1.1%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035 ( c)	1,183,729	1,319,177

Total Corporate Mortgage Securities (Cost $1,183,729)		1,319,177

Certificates of Deposit — 2.7%
Central Bank of Kansas City, 1.250%, 5/30/2011 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2011 (a)	250,000	250,000
City First Bank of D.C., 1.110%, 2/5/2011 (a)	150,000	150,000
City National Bank of New Jersey, 1.980%, 11/25/2010 (a)	200,000	200,000
Community Commerce Bank, 1.100%, 6/1/2011 (a)	100,000	100,000
Communitywide Federal Credit Union, 2.200%, 1/29/2011 (a)	150,000	150,000
Dakotaland Federal Credit Union, 1.250%, 4/22/2011 (a)	250,000	250,000
Latino Community Credit Union, 1.150%, 6/1/2011 (a)	250,000	250,000
Liberty Bank and Trust Co., 1.500%, 12/4/2010 (a)	200,000	200,000
Louisville Community Bank, 0.700%, 6/25/2011 (a)	250,000	250,000
Northside Community Federal Credit Union, 1.250%, 6/27/2011 (a)	100,000	100,000
Self-Help Credit Union, 2.070%, 12/12/2010 (a)	100,000	100,000
ShoreBank Pacific, 0.900%, 11/6/2010 (a)	200,000	200,000
Southern Bancorp, 1.300%, 6/20/2011 (a)	250,000	250,000
University National Bank, 0.990%, 7/26/2011 (a)	250,000	250,000
Wainwright Bank & Trust Co., 1.000%, 12/24/2010 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,200,000)		3,200,000

Cash Equivalents — 0.3%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.020%, 11/15/2010 (a)	244,031	244,031
University National Bank, 0.090%, 11/15/2010 (a)	111,181	111,181

Total Cash Equivalents (Cost $355,212)		355,212

Total Investments — 95.4% (Cost $106,066,784) (b)		112,178,601

Other Assets, less liabilities — 4.6%		5,443,493

Net Assets — 100.0%		$117,622,094

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $106,066,784. The aggregate gross unrealized appreciation is $6,111,823, and the aggregate gross unrealized depreciation is $6, resulting in net unrealized appreciation of $6,111,817.
(c)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.
(d)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on October 31, 2010.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2010 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$52,901,562	$—	$52,901,562
U.S. Government Agency Mortgage Securities	—	32,939,248	—	32,939,248
Corporate Obligations	—	21,463,402	—	21,463,402
Corporate Mortgage Securities	—	1,319,177	—	1,319,177
Certificates of Deposit	—	3,200,000	—	3,200,000
Cash Equivalents	—	355,212	—	355,212

Total	$—	$112,178,601	$—	$112,178,601

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date:	December 22, 2010

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	December 22, 2010